Intangible assets (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Intangible assets are composed as follows
Intangible assets		R$ 305,614	R$ 158,868
Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	250,353	125,825
Software licenses
Intangible assets are composed as follows
Intangible assets		13,154	7,467
Customer relationships
Intangible assets are composed as follows
Intangible assets		1,533	1,890
Goodwill
Intangible assets are composed as follows
Intangible assets	[2]	40,574	23,686
Cost
Intangible assets are composed as follows
Intangible assets		522,064	276,667
Cost | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	462,282	241,490
Cost | Software licenses
Intangible assets are composed as follows
Intangible assets		17,227	9,510
Cost | Customer relationships
Intangible assets are composed as follows
Intangible assets		1,981	1,981
Cost | Goodwill
Intangible assets are composed as follows
Intangible assets	[2]	40,574	23,686
Accumulated amortization
Intangible assets are composed as follows
Intangible assets		(216,450)	(117,799)
Accumulated amortization | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	(211,929)	(115,665)
Accumulated amortization | Software licenses
Intangible assets are composed as follows
Intangible assets		(4,073)	(2,043)
Accumulated amortization | Customer relationships
Intangible assets are composed as follows
Intangible assets		R$ (448)	R$ (91)

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies R2TECH, BIVA and TILIX.